Impairment charges - (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of impairment charges

	Six months ended 30 June 2020				Six months ended 30 June 2019
	Pre-tax	Taxation	Non-controlling interest	Net amount	Pre-tax
	US$m	US$m	US$m	US$m	US$m
Aluminium – Pacific Aluminium	(489)	17	—	(472)	—
Aluminium – ISAL	(204)	(65)	—	(269)	(109)
Copper & Diamonds – Diavik	(441)	149	—	(292)	—
Copper & Diamonds – Oyu Tolgoi	—	—	—	—	(2,240)
Total impairment charge	(1,134)	101	—	(1,033)	(2,349)

Allocated as:
Intangible assets	(4)				(1)
Property, plant and equipment	(1,011)				(2,348)
Investment in equity accounted units ('EAUs')	(119)				—
Total impairment charge	(1,134)				(2,349)
Comprising:
Impairment charges of consolidated balances				(1,015)	(2,349)
Impairment charges related to EAUs (pre-tax)				(148)	—
Total impairment charges in the Rio Tinto financial information by business unit (page F- 28)				(1,163)	(2,349)
Taxation (including related to EAUs)				130	(16)
Non-controlling interests				—	1,506
Total impairment in the income statement				(1,033)	(859)